Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Companies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 16,369,000	$ 14,337,000
Receivables from related companies, Non-Current	847,000	1,652,000
Current accounts payable to related parties	494,511,000	2,996,668,000
Significant transactions and effects on income/expenses	(198,084,000)	(195,632,000)	$ (108,946,000)
Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,552,000	2,111,000
Current accounts payable to related parties	6,273,000	9,120,000
Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	678,000	1,203,000
Current accounts payable to related parties	1,832,000	1,176,000
Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,418,000	2,052,000
Current accounts payable to related parties	257,476,000	316,215,000
U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,209,000	1,510,000
Current accounts payable to related parties	211,872,000	1,122,000
Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	237	476,000
Receivables from related companies, Non-Current	68	108,000
Current accounts payable to related parties	247,000	3,208,000
Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	4,392,000	4,765,000
Receivables from related companies, Non-Current	779,000	1,544,000
Current accounts payable to related parties	14,844,000	2,664,842,000
Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,883,000	2,220,000
Current accounts payable to related parties	1,967,000	985,000
Trade Receivables [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	16,369,000	14,337,000
Receivables from related companies, Non-Current	847,000	1,652,000
Trade Receivables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	18,000	18,000
Trade Receivables [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	53,000	79,000
Trade Receivables [Member] | Endesa Operaciones y Servicios Comerciales [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	115,000	72,000
Trade Receivables [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	13,000	21,000
Receivables from related companies, Non-Current	68,000	108,000
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	746,000	753,000
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,792,000	1,354,000
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		24,000
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	882,000	7,000
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	97,000	97,000
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	46,000
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	254,000	373,000
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	38,000	267,000
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		879,000
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,027,000
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	421,000
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services2 | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	81,000	83,000
Trade Receivables [Member] | Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	37,000	36,000
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	29,000	29,000
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,288,000	1,288,000
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		33,000
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	17,000
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	4,000	6,000
Trade Receivables [Member] | Enel Green Power Argentina [[Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	101,000	330,000
Trade Receivables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | UNITED STATES | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	41,000	29,000
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	675,000	155,000
Trade Receivables [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	15,000	3,000
Trade Receivables [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	22,000	22,000
Trade Receivables [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		108,000
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		194,000
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	501,000	230,000
Trade Receivables [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	47,000
Trade Receivables [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	67,000
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,000
Trade Receivables [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	188,000	72,000
Trade Receivables [Member] | Energética Monzon S.A.C [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		191,000
Trade Receivables [Member] | Energética Monzon S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	445,000	254,000
Trade Receivables [Member] | Enel Green Power Perú (USD) [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		1,091,000
Trade Receivables [Member] | Enel Green Power Perú (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,853,000	1,700,000
Trade Receivables [Member] | Enel Green Power Perú (USD) [Member] | Energy Sales [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	8,000
Trade Receivables [Member] | Enel X S.R.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	145,000	149,000
Trade Receivables [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	119,000
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,684,000	1,312,000
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Sales [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,122,000	3,059,000
Receivables from related companies, Non-Current	779,000	1,544,000
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Tolls [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	15,000	19,000
Trade Receivables [Member] | Enel Global Trading SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	36,000
Trade Receivables [Member] | Enel X North America [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	325,000
Accounts Payable [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	494,511,000	2,996,768,000
Accounts Payable [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	122,000
Accounts Payable [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain [Member] | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	87,000
Accounts Payable [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	229,000	237,000
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	205,000	209,000
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	901,000	153,000
Accounts Payable [Member] | Endesa Generación [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	221,000	202,000
Accounts Payable [Member] | Endesa Generación [Member] | Other Services [Member] | Spain [Member] | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	11,000	11,000
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	4,324,000	6,422,000
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		616,000
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,237,000	664,000
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	44,677,000	5,387,000
Accounts Payable [Member] | Enel S.p.A. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	14,668,000	40,499,000
Accounts Payable [Member] | Enel S.p.A. [Member] | Dividends [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		127,000
Accounts Payable [Member] | Enel S.p.A. [Member] | Dividends [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	70,578,000
Accounts Payable [Member] | Enel S.p.A. [Member] | Dividends [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	206,689,000	186,697,000
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		155,000
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,295,000	1,315,000
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain [Member] | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	223,000
Accounts Payable [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	7,000	162,000
Accounts Payable [Member] | Enel Green Power Colombia SAS [Member] | Energy Purchase [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,549,000
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	53,583,000	33,038,000
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		5,787,000
Accounts Payable [Member] | Enel Latinoamerica S.A. [Member] | Dividends [Member] | Spain [Member] | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	18,000	29,000
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	63,000
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	16,241,000	9,727,000
Accounts Payable [Member] | Enel Produzione [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		123,000
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,357,000	2,482,000
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	212,000	116,000
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		46,000
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	824,000	185,000
Accounts Payable [Member] | Enel Generación Chile S.A. | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		17,000
Accounts Payable [Member] | Yacylec S.A. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		12,000
Accounts Payable [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	141,000	371,000
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	4,128,000	1,110,000
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		2,913,000
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		1,467,000
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	387,000	63,000
Accounts Payable [Member] | Enel Fortuna S.A. [Member] | Other Services [Member] | PANAMA | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		53,000
Accounts Payable [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	506,000
Accounts Payable [Member] | Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	4,434,000	3,074,000
Accounts Payable [Member] | Enel Green Power Perú (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	153,000	101,000
Accounts Payable [Member] | Enel Green Power Perú (USD) [Member] | Energy Purchase [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,672,000	513,000
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,166,000	523,000
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	57,000
Accounts Payable [Member] | Enel Sole [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,259,000	999,000
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	36,105,000	2,171,000
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,117,000
Accounts Payable [Member] | Cesi S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	48,000	343,000
Accounts Payable [Member] | Endesa Distribución Eléctrica [Member | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		273,000
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | IFRS Loans Payable [Member] | Holanda | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		2,466,231,000
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable1 [Member] | Holanda | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		77,566,000
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable 2 [Member] | Holanda | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		108,590,000
Accounts Payable [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	931,000	812,000
Accounts Payable [Member] | Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Purchase [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	12,578,000	11,744,000
Accounts Payable [Member] | Enel Map [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		16,089,000
Accounts Payable [Member] | Enel Global Trading SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,607,000	1,232,000
Accounts Payable [Member] | Enel Global Trading SPA [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,205,000	2,036,000
Accounts Payable [Member] | E-Distribuzione SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	212,000	2,439,000
Accounts Payable [Member] | Endesa España [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,958,000	$ 1,637,000
Accounts Payable [Member] | Edistribución Redes Digitales, S.L. [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	464,000
Accounts Payable [Member] | Edistribución Redes Digitales, S.L. [Member] | Other Services [Member] | Spain [Member] | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	23,000
Accounts Payable [Member] | Enel X North America [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	38,000
Accounts Payable [Member] | Enel X Chile SPA [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	$ 1,000